Company's Operations - Share purchase agreement - Timber (Details) - BRL (R$)	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2024
Company's Operations [Line Items]
Fair value of consideration transferred in Asset Acquisition			R$ 2,143,821,000
Amount of cash payment for acquisition			R$ 19,113
Percentage Of Owner ship Interest Held Before Asset Acquisition		100.00%
Timber VII SPE S.A.
Company's Operations [Line Items]
Percentage of shares purchase transaction	100.00%		100.00%
Timber XX SPE S.A.
Company's Operations [Line Items]
Percentage of shares purchase transaction	100.00%		100.00%